iShares
®
U.S. Medical Devices ETF
Schedule of Investments
(unaudited)
December 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Health Care Equipment  —  78 .7%
Abbott Laboratories ........................ 8,625,400 $ 946,982,666
AngioDynamics, Inc.
(a) (b)
..................... 231,034 3,181,338
Artivion, Inc.
(a)
............................ 233,897 2,834,832
AtriCure, Inc.
(a)
........................... 272,863 12,109,660
Axogen, Inc.
(a)
............................ 248,125 2,476,287
Axonics, Inc.
(a) (b)
........................... 290,630 18,173,094
Baxter International, Inc. ..................... 2,957,819 150,760,034
Becton Dickinson and Co. .................... 1,133,315 288,202,005
Boston Scientific Corp.
(a)
..................... 6,121,773 283,254,437
Butterfly Network, Inc. , Class A
(a) (b)
.............. 838,090 2,061,701
Cardiovascular Systems, Inc.
(a) (b)
............... 245,745 3,347,047
CONMED Corp.
(b)
......................... 178,821 15,850,693
Dexcom, Inc.
(a)
........................... 2,266,284 256,634,000
Edwards Lifesciences Corp.
(a) (b)
................ 3,627,483 270,646,507
Enovis Corp.
(a) (b)
........................... 279,557 14,961,891
Envista Holdings Corp.
(a) (b)
.................... 956,598 32,208,655
Glaukos Corp.
(a)
........................... 279,874 12,224,896
Globus Medical, Inc. , Class A
(a) (b)
............... 454,222 33,735,068
Heska Corp.
(a) (b)
........................... 59,683 3,709,895
Hologic, Inc.
(a) (b)
........................... 1,464,783 109,580,416
IDEXX Laboratories, Inc.
(a)
.................... 485,908 198,231,028
Inari Medical, Inc.
(a) (b)
....................... 283,334 18,008,709
Inogen, Inc.
(a) (b)
........................... 135,359 2,667,926
Inspire Medical Systems, Inc.
(a)
................ 169,493 42,691,897
Insulet Corp.
(a) (b)
........................... 407,502 119,964,514
Integer Holdings Corp.
(a) (b)
.................... 194,400 13,308,624
Integra LifeSciences Holdings Corp.
(a) (b)
........... 426,320 23,903,762
Intuitive Surgical, Inc.
(a)
...................... 1,122,419 297,833,882
iRhythm Technologies, Inc.
(a) (b)
................. 176,649 16,546,712
LeMaitre Vascular, Inc.
(b)
..................... 113,573 5,226,629
LivaNova PLC
(a) (b)
.......................... 314,059 17,442,837
Masimo Corp.
(a) (b)
.......................... 283,768 41,983,476
Medtronic PLC ........................... 6,575,243 511,027,886
Mesa Laboratories, Inc.
(b)
.................... 29,413 4,888,735
Nevro Corp.
(a) (b)
........................... 207,878 8,231,969
Novocure Ltd.
(a) (b)
.......................... 529,543 38,841,979
NuVasive, Inc.
(a) (b)
.......................... 305,880 12,614,491
Omnicell, Inc.
(a)
........................... 261,982 13,209,132
Orthofix Medical, Inc.
(a)
...................... 115,446 2,370,106
Outset Medical, Inc.
(a) (b)
...................... 283,456 7,318,834
Paragon 28, Inc.
(a) (b)
........................ 149,850 2,863,634
Penumbra, Inc.
(a) (b)
......................... 222,855 49,576,323
PROCEPT BioRobotics Corp.
(a) (b)
............... 191,539 7,956,530
QuidelOrtho Corp.
(a)
........................ 313,899 26,891,727
ResMed, Inc.
(b)
........................... 859,454 178,878,161
Security Shares Value
a
Health Care Equipment (continued)
Senseonics Holdings, Inc.
(a) (b)
.................. 2,818,445 $ 2,902,998
Shockwave Medical, Inc.
(a)
.................... 212,042 43,597,956
SI-BONE, Inc.
(a) (b)
.......................... 175,794 2,390,798
STERIS PLC
(b)
........................... 585,670 108,167,392
Stryker Corp. ............................ 1,153,902 282,117,500
Surmodics, Inc.
(a) (b)
......................... 82,561 2,816,981
Tandem Diabetes Care, Inc.
(a) (b)
................ 377,264 16,958,017
Teleflex, Inc.
(b)
............................ 275,198 68,697,677
TransMedics Group, Inc.
(a) (b)
................... 187,316 11,561,144
Treace Medical Concepts, Inc.
(a) (b)
............... 185,644 4,267,956
Varex Imaging Corp.
(a) (b)
..................... 234,114 4,752,514
ViewRay, Inc.
(a) (b)
.......................... 851,505 3,814,742
Zimmer Biomet Holdings, Inc. ................. 1,231,261 156,985,778
4,834,446,078
a
Health Care Supplies  —  0 .2%
STAAR Surgical Co.
(a) (b)
...................... 282,842 13,729,151
a
Life Sciences Tools & Services  —  20 .9%
Bio-Rad Laboratories, Inc. , Class A
(a)
............. 126,337 53,123,445
Bruker Corp.
(b)
............................ 586,834 40,110,104
NanoString Technologies, Inc.
(a) (b)
............... 251,789 2,006,758
Thermo Fisher Scientific, Inc.
(b)
................. 1,940,148 1,068,420,102
Waters Corp.
(a)
........................... 348,574 119,414,481
1,283,074,890
a
Total Long-Term  Investments — 99.8%
(Cost: $ 6,367,816,719 ) ............................... 6,131,250,119
a
Short-Term Securities
Money Market Funds  —  2 .6%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.53%
(c) (d) (e)
............................ 154,708,981 154,755,393
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.12%
(c) (d)
............................. 5,644,771 5,644,771
a
Total Short-Term Securities — 2.6%
(Cost: $ 160,339,764 ) ................................ 160,400,164
Total Investments — 102.4%
(Cost: $ 6,528,156,483 ) ............................... 6,291,650,283
Liabilities in Excess of Other Assets — ( 2 .4 ) % ............... (148,800,367)
Net Assets — 100.0% ................................. $ 6,142,849,916
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
U.S. Medical Devices ETF
2
Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
  Shares Held
at 12/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 149,913,062  $ 4,777,839
(a)
$ —  $ 52,273  $ 12,219  $ 154,755,393  154,708,981  $ 497,915
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 5,130,000  514,771
(a)
—  —  —  5,644,771  5,644,771  135,044  7
$ 52,273  $ 12,219
$ 160,400,164
$ 632,959  $ 7
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Sector Index ........................................................... 48 03/17/23 $ 6,635 $ (4,354)
E-Mini Technology Select Sector Index ...................................................... 31 03/17/23 3,917 (126,361)
$ (130,715)

iShares
®
U.S. Medical Devices ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2022
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,131,250,119  $ —  $ —  $ 6,131,250,119
Short-Term Securities
Money Market Funds ...................................... 160,400,164  —  —  160,400,164
$ 6,291,650,283  $ —  $ —  $ 6,291,650,283
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (130,715) $ —  $ —  $ (130,715)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.